Goodwin Procter LLP

901 New York Ave., NW

Washington, DC 20001

(202) 346-4000

April 21, 2006

Securities and Exchange Commission

100 F St., N.E.

Washington, DC 20459

Re:	CitiStreet Funds, Inc.
Form N-1A
Reg. Nos. 033-57536 and 811-07450
Post-Effective Amendment No. 24

Ladies and Gentlemen:

On behalf of CitiStreet Funds, Inc. (to be renamed MetLife Investment Funds, Inc.) (the “Registrant”), enclosed herewith for filing with the Commission is Post-Effective Amendment No. 24 to the above-referenced registration statement. This amendment is filed pursuant to Rule 485(b) under the Securities Act of 1933, and the Registrant has designated May 1, 2006 as the effective date. As counsel to the Registrant, we have reviewed this amendment, which, in our view, does not contain any disclosure that would render it ineligible to become effective under Rule 485(b).

Respectfully submitted,

/s/ Christopher E. Palmer
Christopher E. Palmer